General, Administrative and Other Operating Expenses - Schedule of General, Administrative and Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Non operating Income Expense [Line Items]
Personnel and social contributions	$ 345,299		$ 326,849		$ 274,484
Office expenses	50,978		55,311		47,197
Audit and consulting services	28,648		29,330		26,430
Depreciation	23,908		23,257		24,262
Social expenses	23,890		48,487		24,190
Consumables	18,284		23,393		14,410
Banking charges and services	17,546		17,271		13,891
Settlement of litigation	16,608
Rent	10,463		12,520		7,776
Business trips	7,896		10,704		9,320
Insurance	7,574		8,025		7,077
Mitigation of accidents consequences	4,388		17,786		3,685
Contributions to Mechel Fund			8,915
Obligation for stream mitigation			8,364		51
Disposals of property, plant and equipment	(5,311)		(7,428)		783
Other	37,521		26,063		29,437
Total general, administrative and other operating expenses	$ 587,692	[1]	$ 608,847	[1]	$ 482,993	[1]

[1]	See Note 21